                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4009
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                     GOVERNMENT SECURITIES VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2006
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ITEM 1. SCHEDULE OF INVESTMENTS.

                                                       COMPASS [graphic omitted]

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS


        QUARTERLY PORTFOLIO HOLDINGS O September 30, 2006

        Government Securities Variable Account


                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.
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

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
Government Securities Variable Account

ISSUER                                                                          SHARES/PAR         VALUE ($)
BONDS - 98.9%
Agency - Other - 7.1%
Financing Corp., 9.4%, 2018                                                    $   780,000       $ 1,068,307
Financing Corp., 10.35%, 2018                                                    1,150,000         1,682,210
Financing Corp., STRIPS, 0%, 2017                                                1,220,000           698,491
Resolution Funding Corp., 8.875%, 2020                                           1,700,000         2,355,826
                                                                                                 -----------
                                                                                                 $ 5,804,834
                                                                                                 -----------
Mortgage Backed - 54.6%
Fannie Mae, 4.73%, 2012                                                        $    94,642       $    92,597
Fannie Mae, 4.79%, 2012                                                            934,169           908,698
Fannie Mae, 4.65%, 2013                                                            249,059           240,796
Fannie Mae, 4.8%, 2013                                                              89,349            87,693
Fannie Mae, 4.845%, 2013                                                           261,379           256,342
Fannie Mae, 5%, 2013 - 2027                                                      2,917,558         2,880,632
Fannie Mae, 5.06%, 2013                                                            105,289           104,385
Fannie Mae, 4.45%, 2014                                                            320,968           308,051
Fannie Mae, 4.519%, 2014                                                           161,148           155,154
Fannie Mae, 4.6%, 2014                                                             125,554           121,482
Fannie Mae, 4.667%, 2014                                                           841,136           816,915
Fannie Mae, 4.77%, 2014                                                            106,229           103,433
Fannie Mae, 4.848%, 2014                                                           899,526           882,207
Fannie Mae, 4.871%, 2014                                                           481,305           473,529
Fannie Mae, 5.1%, 2014                                                             137,631           136,428
Fannie Mae, 4.56%, 2015                                                            161,811           155,577
Fannie Mae, 4.62%, 2015                                                            180,302           174,121
Fannie Mae, 4.665%, 2015                                                           109,166           105,657
Fannie Mae, 4.69%, 2015                                                             89,027            86,324
Fannie Mae, 4.7%, 2015                                                             125,430           121,657
Fannie Mae, 4.74%, 2015                                                            100,000            96,984
Fannie Mae, 4.815%, 2015                                                           117,000           113,950
Fannie Mae, 4.82%, 2015                                                            342,435           334,052
Fannie Mae, 4.85%, 2015                                                             89,106            87,252
Fannie Mae, 4.89%, 2015                                                             88,262            86,634
Fannie Mae, 4.925%, 2015                                                           347,826           342,263
Fannie Mae, 5.48%, 2015                                                            124,015           126,566
Fannie Mae, 6.5%, 2016 - 2036                                                    1,828,054         1,866,277
Fannie Mae, 4.996%, 2017                                                           330,304           326,700
Fannie Mae, 5.5%, 2017 - 2099                                                   12,601,761        12,471,780
Fannie Mae, 6%, 2017 - 2034                                                      2,496,186         2,518,605
Fannie Mae, 4.5%, 2019 - 2020                                                    3,858,619         3,728,143
Fannie Mae, 4.88%, 2020                                                             93,175            91,880
Fannie Mae, 7.5%, 2022 - 2031                                                      232,316           241,045
Fannie Mae TBA, 5.5%, 2099                                                         829,000           816,565
Freddie Mac, 4.5%, 2013 - 2015                                                     608,487           602,640
Freddie Mac, 4.375%, 2015                                                          608,185           592,698
Freddie Mac, 5%, 2016 - 2025                                                     2,695,908         2,678,668
Freddie Mac, 6%, 2021 - 2035                                                     2,649,632         2,671,627
Freddie Mac, 5.5%, 2025 - 2035                                                   4,165,302         4,117,117
Freddie Mac, 6.5%, 2032                                                            758,794           775,849
Ginnie Mae, 5.5%, 2033                                                           1,684,788         1,675,186
                                                                                                 -----------
                                                                                                 $44,574,159
                                                                                                 -----------
U.S. Government Agencies - 32.2%
Aid-Egypt, 4.45%, 2015                                                         $   473,000       $   455,476
Aid-Israel, 6.6%, 2008                                                             399,640           401,872
Aid-Israel, 0%, 2021 - 2024                                                      2,041,000           857,419
Aid-Israel, 5.5%, 2023                                                           1,097,000         1,142,108
Aid-Peru, 9.98%, 2008                                                              364,016           376,491
Empresa Energetica Cornito Ltd., 6.07%, 2010                                     1,765,000         1,790,116
Fannie Mae, 4.25%, 2009                                                          1,073,000         1,055,870
Fannie Mae, 4.625%, 2013                                                           213,000           208,801
Farmer Mac, 5.5%, 2011 (n)                                                         690,000           704,304
Federal Home Loan Bank, 4.5%, 2007                                                 150,000           149,302
Federal Home Loan Bank, 4.625%, 2008                                             2,215,000         2,202,855
Freddie Mac, 4.2%, 2007                                                            705,000           697,993
Freddie Mac, 5.625%, 2011                                                        3,214,000         3,304,934
Freddie Mac, 5.05%, 2015                                                           956,000           949,006
Overseas Private Investment Corp., 0%, 2007                                        171,740           178,610
Small Business Administration, 8.4%, 2007                                            1,104             1,115
Small Business Administration, 8.7%, 2009                                           32,841            33,927
Small Business Administration, 10.05%, 2009                                          4,489             4,629
Small Business Administration, 6.34%, 2021                                         605,677           627,384
Small Business Administration, 6.44%, 2021                                         577,724           599,692
Small Business Administration, 6.625%, 2021                                        632,327           661,356
Small Business Administration, 6.07%, 2022                                         450,738           464,386
Small Business Administration, 4.89%, 2023                                         634,739           624,296
Small Business Administration, 4.98%, 2023                                         252,825           249,969
Small Business Administration, 4.34%, 2024                                         350,137           332,963
Small Business Administration, 4.72%, 2024                                         615,092           598,710
Small Business Administration, 4.77%, 2024                                         609,250           594,818
Small Business Administration, 4.86%, 2024                                         320,701           314,152
Small Business Administration, 4.87%, 2024                                         385,488           377,469
Small Business Administration, 4.88%, 2024                                         294,758           288,934
Small Business Administration, 4.99%, 2024                                         405,005           399,522
Small Business Administration, 5.52%, 2024                                         338,821           343,211
Small Business Administration, 4.76%, 2025                                         537,806           521,215
Small Business Administration, 5.11%, 2025                                         333,128           330,569
Tennessee Valley Authority STRIPS, 0% to 2012, 8.25% to 2042                     2,256,000         1,773,351
U.S. Department of Housing & Urban Development, 6.36%, 2016                        500,000           518,574
U.S. Department of Housing & Urban Development, 6.59%, 2016                      2,045,000         2,087,188
                                                                                                 -----------
                                                                                                 $26,222,587
                                                                                                 -----------
U.S. TREASURY OBLIGATIONS - 5.0%
U.S. Treasury Bonds, 6.5%, 2010 (f)                                            $ 1,066,000       $ 1,127,837
U.S. Treasury Bonds, 12%, 2013                                                      19,000            21,459
U.S. Treasury Bonds, 9.25%, 2016                                                   409,000           550,489
U.S. Treasury Bonds, 6%, 2026                                                      717,000           820,349
U.S. Treasury Bonds, 5.25%, 2028                                                   346,000           365,787
U.S. Treasury Bonds, 4.5%, 2036                                                    517,000           495,391
U.S. Treasury Bonds, TIPS, 3.875%, 2009                                            681,161           700,718
                                                                                                 -----------
                                                                                                 $ 4,082,030
                                                                                                 -----------
    TOTAL BONDS                                                                                  $80,683,610
                                                                                                 -----------
REPURCHASE AGREEMENTS - 1.2%
Merrill Lynch & Co., 5.35%, dated 9/29/06, due 10/02/06, total to be received $999,445 (secured by U.S. Treasury and Federal Agency
obligations and Mortgage Backed securities in a jointly traded account)         $  999,000       $   999,000
                                                                                                 -----------
    TOTAL INVESTMENTS(k)                                                                         $81,682,610
                                                                                                 -----------
OTHER ASSETS, LESS LIABILITIES - (0.1)%                                                              (86,313)
                                                                                                 -----------
    NET ASSETS - 100.0%                                                                          $81,596,297
                                                                                                 -----------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of September 30, 2006, the variable account held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $80,379,309 and 98.40% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $704,304, representing
    0.9% of net assets.

The following abbreviations are used in this report and are defined:
TBA             To Be Announced
TIPS            Treasury Inflation Protected Security
STRIPS          Separate Trading of Registered Interest and Principal of Securities

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

GOVERNMENT SECURITIES VARIABLE ACCOUNT
SUPPLEMENTAL SCHEDULE (UNAUDITED) 9/30/2006

(1) FINANCIAL INSTRUMENTS

    FUTURES CONTRACTS

                                                                                       UNREALIZED
                                                                     EXPIRATION       APPRECIATION
                                      CONTRACTS         VALUE           DATE         (DEPRECIATION)
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
U.S. Treasury Bond (Short)                14         $1,573,688        Dec-06           $(22,361)
U.S. Treasury Note 5 yr (Long)            26          2,743,406        Dec-06             17,378
U.S. Treasury Note 10 yr (Short)          38          4,106,375        Dec-06            (34,274)
------------------------------------------------------------------------------------------------
                                                                                        $(39,257)
                                                                                        ========

At September 30, 2006, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GOVERNMENT SECURITIES VARIABLE ACCOUNT
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 21, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 21, 2006
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By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 21, 2006
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* Print name and title of each signing officer under his or her signature.